Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfatgtdt-20200501_SupplementTextBlock

SUPPLEMENT TO THE ADMINISTRATOR CLASS PROSPECTUS AND SUMMARY PROSPECTUSES OF
WELLS FARGO TARGET DATE RETIREMENT FUNDS
For the Wells Fargo Target Today Fund
Wells Fargo Target 2010 Fund
Wells Fargo Target 2015 Fund
Wells Fargo Target 2020 Fund
Wells Fargo Target 2025 Fund
Wells Fargo Target 2030 Fund
Wells Fargo Target 2035 Fund
Wells Fargo Target 2040 Fund
Wells Fargo Target 2045 Fund
Wells Fargo Target 2050 Fund
Wells Fargo Target 2055 Fund
Wells Fargo Target 2060 Fund
(each a "Fund", together the "Funds")

Effective May 1, 2020, the expense cap for Administrator Class of each Fund is being lowered as follows:

The Manager has contractually committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Target Today Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2021
(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Target 2010 Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2021
(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Target 2015 Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2021
(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Target 2020 Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2021
(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Target 2025 Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2021
(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Target 2030 Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2021
(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Target 2035 Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2021
(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Target 2040 Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2021
(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Target 2045 Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2021
(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Target 2050 Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2021
(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Target 2055 Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2021
(Wells Fargo Target Date Retirement Funds - Supplement) | (Wells Fargo Target 2060 Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2021